INCOME TAX - Summary of Income Tax Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 400,540.9		$ 275,726.3	$ 156,684.0
Income tax adjustments on prior years	(56,821.0)		(29,968.0)	(32,775.5)
Other income tax adjustments	126.7		371.4	244.3
Current income tax expense	343,846.6		246,129.7	124,152.8
Deferred income tax expense
The origination and reversal of temporary differences	6,472.8		916.0	4,136.0
Income tax adjustments on prior years	(65.1)		3,925.3	0.0
Operating loss carryforward	(3,724.5)		(2,654.9)	0.0
Deferred income tax benefit	2,683.2		2,186.4	4,136.0
Income tax expense recognized in profit or loss	$ 346,529.8	$ 11,046.5	$ 248,316.1	$ 128,288.8